Subsequent Events	Feb. 06, 2024
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

The Company evaluated all events subsequent to February 6, 2024, through May 13, 2024, the date on which the financial statement was available to be issued.

Stock-Based Compensation

In February 2024, the Company’s Board of Directors authorized and granted 1,184,749 restricted stock awards at a price of $0.0001 per share to employees of the Company.

In March 2024, the Company’s Board of Directors authorized and granted 1,022,804 restricted stock awards at a price of $0.0001 per share to consultants and a director of the Company.

On March 5, 2024, the Company’s Board of Directors approved an amendment to the 2024 Plan to increase the number of shares of common stock available for issuance under the 2024 Plan from 213,085 to 498,789.

On March 22, 2024, the Company granted options for the purchase of an aggregate 399,222 shares of common stock, at an exercise price of $5.16 per share.

On May 7, 2024, the Company’s Board of Directors approved an amendment to the 2024 Plan to increase the number of shares of common stock available for issuance under the 2024 Plan from 498,789 to 1,179,193.

On May 7, 2024, the Company granted options for the purchase of an aggregate 779,971 shares of common stock, at an exercise price of $6.84 per share.

Antibody Discovery and Option Agreements

On March 6, 2024, the Company entered into an Antibody Discovery and Option Agreement with Paragon and Paruka, which was subsequently amended and restated on March 28, 2024, whereby the Company was granted an exclusive, worldwide option, on a research program-by-research program basis, to all of Paragon’s right, title and interest in and to the intellectual property (“ORKA-001”) resulting from the applicable research program to develop, manufacture and commercialize products directed at the selected target (“IL-23”), with the exception of pursuing ORKA-001 for the treatment of inflammatory bowel disease. Upon signing of the Antibody Discovery and Option Agreement for ORKA-001, a one-time, non-refundable research initiation fee of $0.8 million was due to Paragon. This amount was recognized as a research and development expense during the period ended March 31, 2024, and paid to Paragon in April 2024. The Company is also responsible for 50% of the development costs incurred prior to March 31, 2024, provided that the Company receives rights to at least one selected IL-23 antibody. As of the date this financial statement is available to be issued, the Company has not received rights to a selected IL-23 antibody and has not paid or accrued the $5.9 million of development costs incurred prior to March 31, 2024. The Company will be responsible for 50% of the ORKA-001 development costs incurred from and after March 31, 2024, through the completion of the IL-23 selection process.

On March 6, 2024, the Company also entered into an Antibody Discovery and Option Agreement with Paragon and Paruka, which was subsequently amended and restated on March 28, 2024, whereby the Company was granted an exclusive, worldwide option, on a research program-by-research program basis, to all of Paragon’s right, title and interest in and to the intellectual property (“ORKA-002”) resulting from the applicable research program to develop, manufacture and commercialize products directed at the selected target (“IL-17”). The Company was also required to reimburse Paragon $3.3 million for development costs related to ORKA-002 incurred by Paragon through December 31, 2023 and certain other development costs related to ORKA-002 incurred by Paragon between January 1, 2024 and March 6, 2024. This amount was recognized as a research and development expenses during the period from February 6 (inception) to March 31, 2024 and accounts payable as of March 31, 2024. The Company paid $3.3 million to Paragon in April 2024. The Company is also responsible for the development costs incurred by Paragon from January 1, 2024 to March 31, 2024 of $0.9 million, which was recognized as a research and development expense in the period from February 6 (inception) to March 31, 2024. The Company will be required to pay Paragon $0.8 million for the research initiation fee related to ORKA-002 within 30 days following finalization of the ORKA-002 research plan as well as for subsequent development costs related to ORKA-002.

As of the date of issuance of the Company’s financial statement, the Company has not exercised its options with respect to ORKA-001 or ORKA-002. For each of these agreements, if the Company exercises its options, it will be required to make non-refundable milestone payments to Paragon of up to $12.0 million upon the achievement of certain clinical development milestones, up to $10.0 million upon the achievement of certain regulatory milestones, as well as tiered royalty payments in the low-to-mid single-digits beginning on the first commercial sale.

Additionally, as part of the Antibody Discovery and Option Agreements, on each of December 31, 2024 and December 31, 2025, the Company will grant Paruka warrants to purchase a number of shares equal to 1.00% of the then outstanding shares of the Company’s common stock as of the date of the grant on a fully-diluted basis, with an exercise price equal to the fair market value of the underlying shares on the grant date.

Series A Preferred Stock

On March 6, 2024, the Company issued 20,000,000 shares of Series A convertible preferred stock to Fairmount Healthcare Fund II, L.P. (“Fairmount”), a related party of the Company, at a purchase price of $0.15 per share for gross proceeds of $3.0 million. The Company incurred less than $0.1 million of issuance costs in connection with this transaction.

The holders of Series A convertible preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each holder of outstanding shares of Series A convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter.

Each share of Series A convertible preferred stock is convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder. In addition, each share of Series A convertible preferred stock will be automatically converted into shares of common stock at the applicable conversion ratio then in effect upon either (i) the closing of a firm-commitment underwritten public offering of the Company’s common stock at a price of at least $12.00 per share resulting in at least $50.0 million of gross proceeds to the Company, or (ii) the vote or written consent of the holders of a majority of the Preferred Stock, voting as a single class.

The conversion ratio of Series A convertible preferred stock is determined by dividing the Original Issue Price by the Conversion Price in effect at the time of conversion. The Original Issue Price is $0.15 per share for Series A convertible preferred stock (in each case subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated). The Conversion Price is approximately $0.26 per share for Series A convertible preferred stock and each outstanding share of Series A Preferred Stock was convertible into common stock at a 0.5712 conversion ratio.

The Company may not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock) unless the holders of the Series A convertible preferred stock then outstanding first receive, or simultaneously receive, a dividend on each outstanding share of Series A convertible preferred stock in an amount at least equal to (i) in the case of a dividend being distributed to common stock or any class or series that is convertible into common stock, the equivalent dividend on an as-converted basis or (ii) in the case of a dividend on any class or series that is not convertible into common stock, a dividend equal to a dividend rate on Series A convertible preferred stock calculated based on the respective Original Issue Price of Series A convertible preferred stock.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or upon the occurrence of a Deemed Liquidation Event (as defined below), the holders of shares of Series A convertible preferred stock then outstanding are entitled to be paid out of the assets or funds of the Company available for distribution to stockholders before any payment is made to the holders of common stock. The holders of Series A convertible preferred stock are entitled to an amount equal to the greater of (i) the applicable Original Issue Price per share of Series A convertible preferred stock, plus any declared but unpaid dividends thereon, or (ii) the amount per share that would have been payable had all shares of Series A convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If upon any such liquidation event, the assets or funds of the Company available for distribution to stockholders are insufficient to pay the full amount to which they are entitled, then the holders of shares of Series A convertible preferred stock will share ratably in any distribution of the assets or funds available for distribution in proportion to the respective amounts which would otherwise be payable if it were paid in full.

Unless the holders of a majority in voting power of the then outstanding shares of Series A convertible preferred stock elect otherwise, a Deemed Liquidation Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or sale, lease, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets.

Series A convertible preferred stock does not have redemption rights, except for the contingent redemption upon the occurrence of a Deemed Liquidation Event.

Convertible Notes

On March 6, 2024, the Company entered into a Series A Preferred Stock and Convertible Note Purchase Agreement (the “Purchase Agreement”) with Fairmount, whereby the Company issued a convertible note (the “Convertible Note”), with an initial principal amount of $25.0 million, that can be converted into Series A preferred stock (or a Series of preferred shares that is identical in respect to the shares of preferred shares issued in its next equity financing) or shares of the Company’s common stock in exchange for proceeds of $25.0 million. The Convertible Note will automatically convert into shares of the Company’s common stock upon the closing of a corporate transaction, including the reverse recapitalization transaction, and is otherwise due and payable at the request of the holder at any time. The Convertible Note accrues interest at a rate of 12.0% per annum. All unpaid interest and principal are scheduled to mature on December 31, 2025. Prepayment is not permitted without prior written consent of Fairmount. Pursuant to the Purchase Agreement, the Company has the right to sell and issue additional convertible notes up to an aggregate principal amount equal to $30.0 million, in addition to the $25.0 million of initial principal amount of the Convertible Note.

Oak Grove Lease

On April 12, 2024, the Company entered into a lease agreement with Oak Grove LP (“Oak Grove Lease”) for office space located in Menlo Park, California. The lease commencement date is June 15, 2024 with an initial term of 39.5 months. The total lease payment is expected to be $1.4 million over the initial lease term.